Other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Subclassifications Of Other Assets
Other current assets for the Group were as follows:

	As of December 31,
	2022	2021
Value added tax receivables	58,516	63,698
Prepaid expenses and accrued income	34,635	40,077
Advances to suppliers	3,336	6,424
Other current assets	10,840	10,003

Total	107,327	120,202